Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 6, 2024 (Accession Number 0001580642-24-005317). The sole purpose of this amendment is to correct Item 1. Reports to Stockholders. The corrections within Item 1 are due to an incorrect ticker, an incorrect exchange, and incorrect fund names within the graphical tables of the ERShares Entrepreneurs ETF Tailored Shareholder Report. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024